SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Receivables [Abstract]
Accounts receivable from third-party customers	$ 2,393,598	$ 1,940,822
Less: allowance for doubtful accounts	(26,272)	(23,982)
Total accounts receivable from third-party customers, net	2,367,326	1,916,840
Add: accounts receivable - related parties	515,193	559,465
Total accounts receivable, net	$ 2,882,519	$ 2,476,305